Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2023
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Simplify Interest Rate Hedge ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosures under the “Principal Investment Strategies” subsection of the section entitled “FUND SUMMARY – SIMPLIFY INTEREST RATE HEDGE ETF” on page 26 in the Fund’s Prospectus are replaced in their entirety with the following:

The adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets approximately equally between:

●	interest rate related derivatives and
●	interest income producing debt instruments.

The adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing in swaptions, interest rate options, and Treasury futures. A swaption is an option to enter into a swap contract. These derivatives are selected to protect against rising long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective interest rate hedge, the adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. This selection process is also intended to generate gains when interest rate volatility increases. The adviser rebalances derivative exposure after extreme rate movements or after the passage of time has significantly changed the rate sensitivity of a derivative.

The adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against rising interest rates. The Fund’s strategy may also be appropriate to help hedge real estate securities portfolios, as rising interest rates have historically led to sell-offs in real estate’ and growth equities, that are often negatively correlated with rising interest rates.

The disclosures in the “Simplify Interest Rate Hedge ETF” subsection under “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” on page 104 of the Fund’s Prospectus is replaced in its entirety with the following:

The adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets approximately equally between:

●	interest rate related derivatives and
●	interest income producing debt instruments.

The adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing in swaptions, interest rate options, and Treasury futures. A swaption is an option to enter into a swap contract. These derivatives are selected to protect against rising long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective interest rate hedge, the adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. This selection process is also intended to generate gains when interest rate volatility increases. The adviser rebalances derivative exposure after extreme rate movements or after the passage of time has significantly changed the rate sensitivity of a derivative.

The adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against rising interest rates. The Fund’s strategy may also be appropriate to help hedge real estate securities portfolios, as rising interest rates have historically led to sell-offs in real estate’ and growth equities, that are often negatively correlated with rising interest rates.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Simplify Interest Rate Hedge ETF PFIX Supplement dated June 15, 2023 to the Prospectus dated October 28, 2022